Other Current Assets and Other Current Financial Assets	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other Current Assets and Other Current Financial Assets	Other Current Assets and Other Current Financial Assets
7.1 Other Current Assets:

	2021	2020
Prepaid expenses	Ps. 1,805	Ps. 1,622
Agreements with customers	111	115
Others	2	7
	Ps. 1,918	Ps. 1,744

Prepaid expenses as of December 31, 2021 and 2020 are as follows:

	2021	2020
Advances for inventories	Ps. 1,627	Ps. 1,503
Advertising and promotional expenses paid in advance	105	92
Prepaid insurance	73	27
	Ps. 1,805	Ps. 1,622
Advertising and promotional expenses recorded in the consolidated income statements for the years ended December 31, 2021, 2020 and 2019, for Ps. 5,413 Ps. 5,043 and Ps. 6,748 respectively.
7.2 Other Current Financial Assets:

	2021	2020
Restricted cash	Ps. 239	Ps. 74
Derivative financial instruments (See Note 19)	692	404
	Ps. 931	Ps. 478
Restricted cash in Brazil is held in U.S. dollars and relates to short term deposits in order to fulfill the collateral requirements for accounts payable.